Cash and Cash Equivalents - Summary of cash and cash equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Treasury bills and other eligible bills	€ 0	€ 43	€ 159
Deposits from banks/Loans and advances to banks	478	786	(2,617)
Cash and balances with central banks	111,087	53,202	49,987
Cash and cash equivalents at end of year	111,566	54,031	47,529	€ 18,977
Treasury bills and other eligible bills included in cash and cash equivalents
Treasury bills and other eligible bills included in trading assets	0	0	17
Treasury bills and other eligible bills included in securities at AC		43	142
Total treasury bills and other eligible bills included in cash and cash equivalents	0	43	159
Deposits from banks/Loans and advances to banks included in cash and cash equivalents:
Deposits from banks	(8,788)	(8,519)	(8,520)
Loans and advances to banks	9,266	9,304	5,903
Total deposits from banks/Loans and advances to banks included in cash and cash equivalents	478	786	(2,617)
Deposits from banks/Loans and advances to banks not included in cash and cash equivalents:
Deposits from banks	(69,310)	(26,307)	(28,811)
Loans and advances to banks	16,098	25,832	24,519
Total deposits from banks/Loans and advances to banks not not included in cash and cash equivalents	(53,212)	(476)	(4,292)
Deposits from banks/Loans and advances to banks included in the statement of financial position:
Deposits from banks	(78,098)	(34,826)	(37,330)
Loans and advances to banks	25,364	35,136	30,422
Total deposits from banks/Loans and advances to banks included in the statement of financial position	€ (52,733)	€ 310	€ (6,909)